Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	¥ 0	¥ 2,785	¥ 30
Aggregate amortization expenses for intangible assets	30,959	26,252	25,848
Estimated amortization expenses in fiscal 2019	30,277
Estimated amortization expenses in fiscal 2020	28,419
Estimated amortization expenses in fiscal 2021	23,379
Estimated amortization expenses in fiscal 2022	20,657
Estimated amortization expenses in fiscal 2023	15,729
Intangible assets subject to amortization acquired	52,940
Impairment losses on intangible assets	194	411	295
Corporate Financial Services
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	¥ 30
Overseas
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill		¥ 2,785
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 20,695
Weighted average amortization period	5 years
Customer Relationships
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 13,441
Weighted average amortization period	12 years